PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in amount net of liability (asset) of defined benefit, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 789,519	R$ 934,128
Expenses	86,919	101,378
Sponsor contributions	(16,770)	(12,891)
Amounts recognized in OCI	(396,923)	(309,911)
Distribution of reserves	91,921	76,815
Balance at the end of the year	554,666	789,519
Actuarial assets per balance sheet	(95,151)	(165,062)
Actuarial liabilities per balance sheet	649,817	954,581
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(91,272)	(138,745)
Expenses	(4,878)	(7,349)
Sponsor contributions	(8,071)	(8,229)
Amounts recognized in OCI	(14,059)	(13,764)
Distribution of reserves	91,921	76,815
Balance at the end of the year	(26,359)	(91,272)
Actuarial assets per balance sheet	(95,151)	(165,062)
Actuarial liabilities per balance sheet	68,792	73,790
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	880,791	1,072,873
Expenses	91,797	108,727
Sponsor contributions	(8,699)	(4,662)
Amounts recognized in OCI	(382,864)	(296,147)
Balance at the end of the year	581,025	880,791
Actuarial liabilities per balance sheet	R$ 581,025	R$ 880,791